Business Combinations	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Business Combinations
10.	BUSINESS COMBINATIONS
Transaction for the year ended January 31, 2020
On August 1, 2019, the Company acquired 80% of the outstanding shares of Telwater Pty Ltd (“Telwater”) for a purchase consideration of Australian $120.8 million ($113.2 million), paid in cash. Telwater is located in Coomera, Queensland (Australia) and is a manufacturer of boats under brands such as
Quintrex
and
Stacer
.
The acquisition allowed the Company to pursue its growth strategy in the marine market, and to create synergies with the existing operations of the Company.
The value of the asse
t
s
a
cquired, liabilities assumed and
non-controlling
interest were as follows, as at the acquisition date:

Total
Assets acquired
Current assets	$14.4
Non-current assets	1.7
Property, plant and equipment	35.0
Trademarks	19.5
Dealer network	28.2
Goodwill [a]	60.0
Total assets acquired	158.8

Liabilities assumed
Current liabilities	(10.5)
Non-current liabilities	(15.7)
Total liabilities assumed	(26.2)

Non-controlling interest [b]	(19.4)

Total consideration paid in cash	$113.2
[a]
Goodwill is not deductible for tax purposes.
[b]
Non-controlling
interest is measured at fair value as at the acquisition date.
The Company’s consolidated statement of net income included the operating results of Telwater since the acquisition date. For the year ended January 31, 2020, it represented revenues of $39.6 million. Net income for the year ended January 31, 2020 was not significant.
If the Company had acquired Telwater at the beginning of the year ended January 31, 2020, it would have increased revenues by approximately $28 million.
The Company incurred acquisition-related costs of $0.9 million, which have been recorded in general and administrative expenses.
As part of the acquisition, the Company and the
non-controlling
interest shareholders in Telwater (the “Parties”) entered into put and call options, exercisable by the Parties at any time after the second anniversary of the acquisition, allowing or requiring the Company to acquire all the remaining shares for cash consideration according to a predetermined purchase price formula based on Telwater’s performance. At the acquisition date, the Company recorded a financial liability and reduced the non-controlling
interests by $19.4 million, representing the estimated present value of the redemption amount. As a result, no profit is attributed to the non-controlling
interest. Subsequent remeasurement adjustments of the financial liability are recorded in the consolidated statements of net income.